INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

	December 31, 2016
	Cost	Gross unrecognized holding gains / (losses)	Unrealized gain in accumulated other comprehensive income	Impact of exchange rate	Fair value
Available-for-sale investments:
Debt securities	1,158,000	—	—	—	1,158,000

	December 31, 2017
	Cost	Gross unrecognized holding gains / (losses)	Unrealized gain in accumulated other comprehensive income	Impact of exchange rate	Fair value
Available-for-sale investments:
Debt securities	963,660	—	(411)	4	963,253